PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

Property and equipment, net is comprised of the following:

	June 30,	December 31,
	2026	2025
	Unaudited	Audited
Cost:

Buildings and land	$84,538	$84,449
Computers, software and electronic equipment	79,585	76,603
Network equipment	44,293	43,884
Office furniture and equipment	4,564	4,364
Vehicles	284	294
Leasehold improvements	3,325	3,024
	216,589	212,618

Accumulated depreciation	(142,280)	(137,446)

Depreciated cost	$74,309	$75,172

Depreciation expenses amounted to $5,355 and $4,894 during the six months ended June 30, 2026 and 2025, respectively.

The Company leases part of its buildings as office space to others. The gross income generated from such leases amounted to approximately $2,646 and $2,211 for the six months ended June 30, 2026 and 2025, respectively. These amounts do not include the corresponding offsetting expenses related to this income.